Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 469.6	$ 655.3	$ 594.4
Current State and Local Tax Expense (Benefit)	12.7	14.7	0.0
Deferred Federal Income Tax Expense (Benefit)	(66.3)	(47.7)	32.0
Deferred State and Local Income Tax Expense (Benefit)	(2.5)	(11.2)	0.0
Total income tax provision	$ 413.5	$ 611.1	$ 626.4